Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

July 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add one new series, the NovaTide Flexible Allocation ETF, is Post-Effective Amendment No. 124 under the 1933 Act and Amendment No. 127 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal

Tidal Investments LLC